Award Timing Disclosure	12 Months Ended
Jan. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We do not time equity grants to take advantage of a depressed stock price or an anticipated increase in stock price and generally make awards on predetermined dates to ensure that awards are not timed to take advantage of material non-public information. During fiscal 2025, no options were issued with an effective grant date during any period beginning four business days before the filing or furnishing of a Quarterly Report on Form 10-Q, Annual Report on
Form 10-K, or Current Report on Form 8-K that disclosed material non-public information, and ending one business day after the filing or furnishing of such reports.

Award Timing Method	We do not time equity grants to take advantage of a depressed stock price or an anticipated increase in stock price and generally make awards on predetermined dates to ensure that awards are not timed to take advantage of material non-public information. During fiscal 2025, no options were issued with an effective grant date during any period beginning four business days before the filing or furnishing of a Quarterly Report on Form 10-Q, Annual Report on
Form 10-K, or Current Report on Form 8-K that disclosed material non-public information, and ending one business day after the filing or furnishing of such reports.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not time equity grants to take advantage of a depressed stock price or an anticipated increase in stock price and generally make awards on predetermined dates to ensure that awards are not timed to take advantage of material non-public information. During fiscal 2025, no options were issued with an effective grant date during any period beginning four business days before the filing or furnishing of a Quarterly Report on Form 10-Q, Annual Report on
Form 10-K, or Current Report on Form 8-K that disclosed material non-public information, and ending one business day after the filing or furnishing of such reports.

MNPI Disclosure Timed for Compensation Value	false